CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($)	Total	Series A Convertible Redeemable Preferred Shares [Member]	Series B Convertible Redeemable Preferred Shares [Member]	Series C Convertible Redeemable Preferred Shares [Member]	Class A [Member]	Class B [Member]	Ordinary Shares [Member] Class A [Member]	Ordinary Shares [Member] Class A [Member] Series A Convertible Redeemable Preferred Shares [Member]	Ordinary Shares [Member] Class A [Member] Series B Convertible Redeemable Preferred Shares [Member]	Ordinary Shares [Member] Class A [Member] Series C Convertible Redeemable Preferred Shares [Member]	Ordinary Shares [Member] Class B [Member]	Ordinary Shares [Member] Class B [Member] Series A Convertible Redeemable Preferred Shares [Member]	Ordinary Shares [Member] Class B [Member] Series B Convertible Redeemable Preferred Shares [Member]	Ordinary Shares [Member] Class B [Member] Series C Convertible Redeemable Preferred Shares [Member]	Treasury Shares [Member]	Treasury Shares [Member] Series A Convertible Redeemable Preferred Shares [Member]	Treasury Shares [Member] Series B Convertible Redeemable Preferred Shares [Member]	Treasury Shares [Member] Series C Convertible Redeemable Preferred Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series A Convertible Redeemable Preferred Shares [Member]	Additional Paid-in Capital [Member] Series B Convertible Redeemable Preferred Shares [Member]	Additional Paid-in Capital [Member] Series C Convertible Redeemable Preferred Shares [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Accumulated Other Comprehensive Income (loss) [Member] Series A Convertible Redeemable Preferred Shares [Member]	Accumulated Other Comprehensive Income (loss) [Member] Series B Convertible Redeemable Preferred Shares [Member]	Accumulated Other Comprehensive Income (loss) [Member] Series C Convertible Redeemable Preferred Shares [Member]	Retained Earnings (Accumulated Deficit) [Member]	Retained Earnings (Accumulated Deficit) [Member] Series A Convertible Redeemable Preferred Shares [Member]	Retained Earnings (Accumulated Deficit) [Member] Series B Convertible Redeemable Preferred Shares [Member]	Retained Earnings (Accumulated Deficit) [Member] Series C Convertible Redeemable Preferred Shares [Member]
Balance at Dec. 31, 2012	$ (34,966,849)										$ 10,851												$ 484,096				$ (35,461,796)
Balance, shares at Dec. 31, 2012											10,851,287
Net income	14,047,031																										$ 14,047,031
Foreign currency translation adjustment, net of nil income taxes	1,150,824																						$ 1,150,824
Share-based compensation	764,746																		$ 764,746
Accretion of convertible redeemable preferred shares	(44,360,060)																		$ (843,595)								$ (43,516,465)
Conversion of convertible redeemable preferred shares to ordinary shares		$ 80,224										$ 1,375								$ 78,849
Conversion of convertible redeemable preferred shares to ordinary shares, shares												1,375,271
Balance at Dec. 31, 2013	(63,284,084)										$ 12,226												$ 1,634,920				(64,931,230)
Balance, shares at Dec. 31, 2013											12,226,558
Net income	24,691,248																										$ 24,691,248
Foreign currency translation adjustment, net of nil income taxes	66,678																						$ 66,678
Share-based compensation	4,062,159																		$ 4,062,159
Accretion of convertible redeemable preferred shares	(576,431)																		(495,159)								$ (81,272)
Issuance of Class A ordinary shares, upon initial public offering ("IPO"), net of issuance cost of US$4,031,356	92,223,639						$ 11,500												92,212,139
Issuance of Class A ordinary shares, upon initial public offering ("IPO"), net of issuance cost of US$4,031,356, shares							11,500,000
Issuance of Class A ordinary shares in private placement concurrent with the IPO	13,500,000						$ 1,500												13,498,500
Issuance of Class A ordinary shares in private placement concurrent with the IPO, shares							1,500,000
Conversion of convertible redeemable preferred shares to ordinary shares		$ 419,776	$ 16,324,300	$ 95,211,135								$ 7,196	$ 7,320	$ 10,915						$ 412,580	$ 16,316,980	$ 95,200,220
Conversion of convertible redeemable preferred shares to ordinary shares, shares												7,196,159	7,319,820	10,914,852
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	$ 248,812						$ 1,788												$ 247,024
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares, shares							1,788,393
Conversion of Class B ordinary shares to Class A ordinary shares							$ 8,924				$ (8,924)
Conversion of Class B ordinary shares to Class A ordinary shares, shares							8,924,365				(8,924,365)
Reclassification of APIC and retained earnings																			$ (85,568,016)								$ 85,568,016
Balance at Dec. 31, 2014	$ 182,887,232						$ 23,712				$ 28,733								$ 135,886,427				$ 1,701,598				45,246,762
Balance, shares at Dec. 31, 2014					23,712,758	28,733,024	23,712,758				28,733,024
Net income	28,709,010																										$ 28,709,010
Foreign currency translation adjustment, net of nil income taxes	(6,607,017)																						$ (6,607,017)
Share-based compensation	5,286,891																		$ 5,286,891
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	$ 3,606,345						$ 3,044												$ 3,603,301
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares, shares							3,043,652
Conversion of Class B ordinary shares to Class A ordinary shares							$ 18,158				$ (18,158)
Conversion of Class B ordinary shares to Class A ordinary shares, shares							18,158,128				(18,158,128)
Purchase of Class A ordinary shares	$ (7,738,834)														$ (7,738,834)
Balance at Dec. 31, 2015	$ 206,143,627						$ 44,914				$ 10,575				$ (7,738,834)				$ 144,776,619				$ (4,905,419)				$ 73,955,772
Balance, shares at Dec. 31, 2015					44,914,538	10,574,896	44,914,538				10,574,896